Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
LEASES
NOTE 9: LEASES
The future minimum contractual lease income (charter-out rates is presented net of commissions and excludes backstop commitment), for which a charter party has been concluded, is as follows:

Amount
2016	$89,137
2017	48,174
2018	45,965
2019	37,344
2020	35,248
Thereafter	173,881

Total minimum lease revenue, net of commissions	$429,749